Investments In Associates And Joint Venture - Schedule of Movement of Investments in Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial information of joint ventures [abstract]
Opening balance	S/ 18,618	S/ 103,356	S/ 146,303
Equity interest in results	1,599	6,039	(5,269)
Debt capitalization			8,308
Contributions received			6,889
Transfer to Adexus from acquisition of control			(35,870)
Disposal of Investment	(10,112)	(88,556)
Dividends received	(1,823)	(3,758)	(17,843)
Conversion adjustment	79	334	2,276
Write-off of Investment	(878)		(1,798)
Discontinued operations		1,203	360
Final balance	S/ 7,483	S/ 18,618	S/ 103,356